OTHER LIABILITIES (Tables)	12 Months Ended
Dec. 31, 2020
Disclosure of other liabilities [text block] [Abstract]
Schedule of Other Liabilities

	The Group		The Bank
	2020	2019	2020	2019
	£m	£m	£m	£m
Settlement balances	36	274	11	9
Lease liabilities	1,592	1,755	885	975
Other creditors and accruals	3,553	3,571	1,677	1,808
	5,181	5,600	2,573	2,792

Schedule of Maturity of Lease Liabilities
The maturity of the lease liabilities was as follows:

	The Group		The Bank
	2020	2019	2020	2019
	£m	£m	£m	£m
Not later than 1 year	227	238	125	132
Later than 1 year and not later than 2 years	192	220	102	124
Later than 2 years and not later than 3 years	157	192	80	106
Later than 3 years and not later than 4 years	146	156	74	84
Later than 4 years and not later than 5 years	117	156	57	84
Later than 5 years	753	793	447	445
	1,592	1,755	885	975